Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 112,563	$ 103,868
Share-based compensation	7,456	10,720
Personnel expenses	$ 120,019	$ 114,588